THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
CALIFORNIA (2.5%)
$1,000,000  California State........................  General Obligation     A1/A      02/01/09      6.600%   $ 1,094,960
 1,000,000  Kaweah Delta Hospital District, Tulare
              County (Series F).....................  Private Placement      NR/NR     06/01/97(A)   5.250      1,009,580
                                                                                                              -----------
            TOTAL CALIFORNIA........................                                                            2,104,540
                                                                                                              -----------
GEORGIA (7.6%)
   100,000  Burke County Development Authority (PCR,
              Georgia Power Authority, Vogtle
              Project)..............................  Revenue Bond           A1/A+     07/01/24(B)   3.800        100,000
 2,000,000  Georgia Municipal Electric Power
              Authority (Series O)..................  Revenue Bond            A/A      01/01/98(A)   8.125      2,194,800
 1,000,000  Georgia Municipal Electric Power
              Authority (Sixth Crossover, PJ-1-AMBAC
              Insured, TCRS)........................  Insured               Aaa/AAA    01/01/08      7.000      1,146,800
   750,000  Georgia Municipal Electric Power
              Authority (First Crossover, General
              Resolution)...........................  Revenue Bond            A/A      01/01/08(A)   6.500        790,088
 2,000,000  Gwinnett County Georgia School District
              (Refunding, Series B).................  General Obligation    Aa1/AA     02/01/07      6.400      2,232,560
                                                                                                              -----------
            TOTAL GEORGIA...........................                                                            6,464,248
                                                                                                              -----------
ILLINOIS (5.8%)
 2,200,000  Chicago Illinois Motor Fuel Tax
              (Refunding), AMBAC Insured............  Insured               Aaa/AAA    01/01/09      6.125      2,334,376
 1,000,000  Illinois State..........................  General Obligation    A1/AA-     10/01/02      6.000      1,070,050
 1,500,000  Illinois Sales Tax Revenue (Refunding,
              Series Q).............................  Revenue Bond          A1/AAA     06/15/10(A)   6.000      1,544,655
                                                                                                              -----------
            TOTAL ILLINOIS..........................                                                            4,949,081
                                                                                                              -----------
MASSACHUSETTS (1.4%)
 1,000,000  Massachusetts Bay Transportation
              Authority (General Transportation
              System, Refunding, Series A)..........  Revenue Bond           A1/A-     03/01/08      7.000      1,152,220
                                                                                                              -----------
NEW JERSEY (1.5%)
 1,250,000  New Jersey State Turnpike Authority
              (Series A)............................  Revenue Bond            A/A      01/01/01      5.700      1,306,900
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
NEW YORK (74.8%)
$2,250,000  Grand Central District Management
              Association Inc. (Business Improvement
              District).............................  Prerefunded           Aaa/AAA    01/01/02(A)   6.500%   $ 2,520,293
   555,000  Islip Metropolitan Transportation
              Authority (NY Service Contract
              Commuter Facilities, Series O), MBIA
              Insured...............................  Insured               Aaa/AAA    06/01/98(A)   7.300        601,614
 1,370,000  Metropolitan Transportation Authority
              (NY Service Contract Commuter
              Facilities, Series N).................  Revenue Bond         Baa1/BBB    07/01/02      6.625      1,484,738
 2,000,000  Metropolitan Transportation Authority
              (New York Transportation, Series K)...  Prerefunded           Aaa/NRR    07/01/02(A)   6.625      2,261,000
 1,500,000  Metropolitan Transportation Authority
              (New York, Series K), MBIA Insured....  Insured               Aaa/AAA    07/01/07      6.300      1,660,320
 1,500,000  Metropolitan Transportation Authority
              (NY Service Contract Commuter
              Facilities, Refunding, Series O)......  Revenue Bond         Baa1/BBB    07/01/08      5.750      1,494,480
 1,130,000  Monroe County Public Improvement, AMBAC
              Insured...............................  Insured               Aaa/AAA    06/01/08      5.875      1,195,730
 3,000,000  Municipal Assistance Corp. for New York
              City (Series 68)......................  Revenue Bond          Aa/AA-     07/01/99      7.000      3,262,650
 3,500,000  Municipal Assistance Corp. for New York
              City (Series D), AMBAC Insured........  Insured               Aaa/AAA    07/01/00      6.000      3,723,160
 1,475,000  New York City (Municipal Water
              Authority, Water & Sewer System,
              Series A).............................  Prerefunded           NRR/AAA    06/15/99(A)   7.375      1,649,404
 1,500,000  New York City (Refunding, Series H).....  Escrowed to           Aaa/AAA    08/01/00      7.875      1,724,820
                                                      Maturity
 1,750,000  New York City (Refunding, Series A).....  General Obligation   Baa1/BBB+   08/01/02      5.750      1,773,503
 1,250,000  New York City (Series A)................  General Obligation   Baa1/BBB+   08/01/04      7.000      1,357,850
   100,000  New York City (Series B)................  General Obligation    A1/AA-     08/15/18(B)   4.550        100,000
   100,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/20(B)   3.900        100,000
   200,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/21(B)   3.900        200,000
   100,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/22(B)   4.100        100,000
 1,000,000  New York Dormitory Authority (University
              Educational Facilities, Series A).....  Revenue Bond         Baa1/BBB+   05/15/99      6.625      1,058,990
 1,750,000  New York Dormitory Authority (Series
              B)....................................  Prerefunded           Aaa/NRR    05/15/00(A)   7.250      1,985,235
 2,700,000  New York Dormitory Authority (City
              University System, Series A)..........  Prerefunded           Aaa/NRR    07/01/00(A)   7.625      3,113,613
 1,000,000  New York Dormitory Authority (City
              University System, Series D)..........  Revenue Bond         Baa1/BBB    07/01/03      8.750      1,212,660

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
$1,210,000  New York Dormitory Authority (University
              of Rochester, Series A)...............  Revenue Bond           A1/A+     07/01/06      6.500%   $ 1,336,118
 1,500,000  New York Dormitory Authority (University
              Educational Facilities, Series A),
              AMBAC Insured.........................  Insured               Aaa/AAA    05/15/07      5.500      1,545,390
 1,000,000  New York Housing Finance Agency (Service
              Contract Obligation Revenue, Series A)  Prerefunded           Aaa/AAA    03/15/01(A)   7.800      1,174,920
 1,000,000  New York Local Government Assistance
              Corp. (Series A)......................  Revenue Bond            A/A      04/01/00      6.200      1,064,850
 1,000,000  New York Local Government Assistance
              Corp. (Series A)......................  Prerefunded           Aaa/AAA    04/01/02(A)   7.125      1,157,890
 1,000,000  New York Local Government Assistance
              Corp. (Series C)......................  Revenue Bond            A/A      4/1/2009(A)   6.000      1,013,090
 1,000,000  New York Medical Care Facilities Finance
              Agency (Mental Health Services &
              Improvement Series A).................  Prerefunded           Aaa/AAA    02/15/99(A)   7.800      1,127,200
 1,565,000  New York Medical Care Facilities Finance
              Agency (St. Luke's Hospital, Series
              B), FHA Insured.......................  Prerefunded           Aaa/AAA    02/15/00(A)   7.450      1,778,951
 1,500,000  New York Medical Care Facilities Finance
              Agency (Mental Health Services, Series
              F, Refunding).........................  Revenue Bond         Baa1/BBB+   02/15/03      6.000      1,558,680
 1,000,000  New York State Environmental Pollution
              (State Water Revolving Fund, Series
              E)....................................  Revenue Bond           Aa/A      06/15/01      6.200      1,075,310
 1,250,000  New York State Local Assistance Corp.
              (Series A)............................  Prerefunded           Aaa/AAA    04/01/01(A)   7.000      1,421,775
 2,195,000  New York State Power Authority (Series
              W)....................................  Revenue Bond          Aa/AA-     01/01/08      6.500      2,419,527
   500,000  New York State Urban Development Corp.
              (Correctional Capital Facilities,
              Series 1).............................  Revenue Bond          Aaa/NR     01/01/00(A)   7.750        572,610
 3,000,000  New York State Urban Development Corp.
              (Correctional Capital Facilities,
              Series 2).............................  Prerefunded           Aaa/NR     01/01/01(A)   6.500      3,282,180
 3,000,000  New York Thruway Authority (Series A)...  Insured               Aaa/AAA    04/01/04      6.250      3,300,810
 1,030,000  Suffolk County Water Authority,
              (Waterworks Revenue Refunding), AMBAC
              Insured...............................  Prerefunded           Aaa/AAA    06/01/00(A)   6.600      1,141,487
 3,000,000  Triborough Bridge & Tunnel Authority
              (Series T)............................  Prerefunded           Aaa/A+     01/01/01(A)   7.000      3,397,770
 1,500,000  Triborough Bridge & Tunnel Authority
              (Series Y)............................  Revenue Bond           Aa/A+     01/01/07      5.900      1,587,165
 1,000,000  Triborough Bridge & Tunnel Authority
              (Series X)............................  Revenue Bond           Aa/A+     01/01/12      6.625      1,101,560
                                                                                                              -----------
            TOTAL NEW YORK..........................                                                           63,637,343
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
PUERTO RICO (5.5%)
$1,250,000  Puerto Rico Electric Power Authority
              (Refunding, Series W), MBIA Insured...  Insured               Aaa/AAA    07/01/00      6.000%   $ 1,333,763
 3,000,000  University of Puerto Rico (University
              Revenues, Refunding, Series N)........  Insured               Aaa/AAA    06/01/05      6.250      3,330,720
                                                                                                              -----------
            TOTAL PUERTO RICO.......................                                                            4,664,483
                                                                                                              -----------
TEXAS (3.8%)
   200,000  Austin, Water Sewer & Electric
              (Refunding, Escrowed to Maturity).....  Revenue Bond           A/A-      11/15/97     13.500        237,366
 3,021,859  Texas State (Tax & Revenue Anticipation
              Note, Series A).......................  TRAN                 MIG1/Spl+   08/30/96(B)   4.750      3,021,960
                                                                                                              -----------
            TOTAL TEXAS.............................                                                            3,259,326
                                                                                                              -----------
            TOTAL INVESTMENTS (102.9%)
              (COST $85,164,955)                                                                               87,538,141
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-2.9%)                                                                                          (2,506,592)
                                                                                                              -----------
            NET ASSETS (100.0%)                                                                               $85,031,549
                                                                                                              -----------
                                                                                                              -----------

(A)  The date shown represents a mandatory/optional put date or call date.
(B)  The interest rates on variable rate notes are reset periodically. The rates stated are the current rates as of
     September 30, 1995. The maturity dates shown are the stated maturities.

1.   Based on the cost of investments of $85,164,955 for federal income tax purposes at September 30, 1995 the aggregate gross unrealized appreciation and depreciation was $2,396,506 and $23,320 respectively, resulting in net unrealized appreciation of investments of $2,373,186.

2.   Abbreviations used in the schedule of investments are as follows: AMBAC -- American Municipal Bond Assurance
     Corporation; FGIC -- Financial Guaranty Insurance Company; FHA -- Federal Housing Authority; MBIA -- Municipal Bond
     Investors Assurance Corp.; NRR -- Not Rerated; PCR --Pollution Control Revenue; TRAN -- Tax Revenue Anticipation
     Note.

3.   Prerefunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities whose maturity coincides with the first call date of the first bond.

     Refunding -- Bonds for which the issuer has issued new bonds and cancelled the old issue.

     Escrowed to Maturity -- Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $85,164,955)
                                                                                            $87,538,141
Interest Receivable
                                                                                              1,324,525
Deferred Organization Expenses
                                                                                                  8,298
Prepaid Insurance
                                                                                                    693
                                                                                            -----------
      Total Assets
                                                                                             88,871,657
                                                                                            -----------

LIABILITIES
Payable for Securities Purchased
                                                                                              3,732,108
Advisory Fee Payable
                                                                                                 28,407
Payable to Custodian
                                                                                                 24,690
Custody Fee Payable
                                                                                                 21,401
Fund Service Fee Payable
                                                                                                    586
Administration Fee Payable
                                                                                                    375
Accrued Expenses
                                                                                                 32,541
                                                                                            -----------
      Total Liabilities
                                                                                              3,840,108
                                                                                            -----------

NET ASSETS
Applicable to Investors' Beneficial Interests
                                                                                            $85,031,549
                                                                                            -----------
                                                                                            -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                              $1,884,398

EXPENSES
Advisory Fee                                                                                $107,385
Professional Fees                                                                             22,762
Custodian Fees and Expenses                                                                   15,376
Financial and Fund Accounting Services Fee                                                     6,529
Fund Services Fee                                                                              3,090
Administration Fee                                                                             2,144
Amortization of Organization Expenses                                                          1,155
Trustees' Fees and Expenses                                                                      824
Miscellaneous                                                                                  7,092
                                                                                            --------
      Total Expenses                                                                                    (166,357)
                                                                                                      ----------

NET INVESTMENT INCOME                                                                                  1,718,041

NET REALIZED GAIN ON INVESTMENTS                                                                         323,340

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                                   1,389,171
                                                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $3,430,552
                                                                                                      ----------
                                                                                                      ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                              FOR THE SIX    APRIL 11, 1994
                                                             MONTHS ENDED     (COMMENCEMENT
                                                             SEPTEMBER 30,         OF
                                                                 1995        OPERATIONS) TO
INCREASE IN NET ASSETS                                        (UNAUDITED)    MARCH 31, 1995
                                                            ---------------  ---------------

FROM OPERATIONS
Net Investment Income                                         $ 1,718,041      $ 1,840,235
Net Realized Gain (Loss) on Investments                           323,340         (125,677)
Net Change in Unrealized Appreciation of Investments            1,389,171          984,015
                                                            ---------------  ---------------
Net Increase in Net Assets Resulting from Operations            3,430,552        2,698,573
                                                            ---------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                  27,123,153       72,754,445
Withdrawals                                                    (4,353,463)     (16,721,811)
                                                            ---------------  ---------------
Net Increase from Investors' Transactions                      22,769,690       56,032,634
                                                            ---------------  ---------------
      Total Increase in Net Assets                             26,200,242       58,731,207

NET ASSETS
Beginning of Period                                            58,831,307          100,100
                                                            ---------------  ---------------
End of Period                                                 $85,031,549      $58,831,307
                                                            ---------------  ---------------
                                                            ---------------  ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                          FOR THE PERIOD
                                                                                      FOR THE SIX         APRIL 11, 1994
                                                                                     MONTHS ENDED        (COMMENCEMENT OF
                                                                                  SEPTEMBER 30, 1995      OPERATIONS) TO
                                                                                      (UNAUDITED)         MARCH 31, 1995
                                                                                  -------------------   -------------------
RATIOS TO AVERAGE NET ASSETS (A)
  Expenses                                                                               0.46%                 0.48%
  Net Investment Income                                                                  4.80%                 4.59%
  Decrease Reflected in Expense Ratio due to Expense Reimbursement by Morgan               --                  0.03%
Portfolio Turnover                                                                         24%                   63%

------------------------
(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee amounted to $107,385.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the six months ended September 30, 1995, Signature's fee for these services amounted to $2,144.

    c)During the six months ended September 30, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio which was also designed to provide an expense limit for certain expenses of the Portfolio. The fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the six months ended September 30, 1995, the fee for these services amounted to $6,529. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $3,090 for the six months ended September 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of these total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1995, were as follows:

                                                 COST OF     PROCEEDS FROM
                                                PURCHASES        SALES
                                              -------------  -------------
Municipal Obligations                         $  43,560,858  $  16,607,976

24